Segmented Information - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Number of reportable segments not disclosed	Fortis segments
Related party transactions	$ 0	$ 0
Inter-segment loans	$ 0	$ 0